Related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Non-current financial assets	€ 43	€ 43	€ 9
Trade And Other Receivables Due From Related Parties	254	417	39
Current financial assets	12	12	5
Other current assets	40	52
Trade payables	11	14	5
Other current liabilities	2	1	0
Customer contract liabilities	154	153	3
Revenue	726	139	14
Operating income	700	135	(7)
Finance costs, net	2	1
Net income	702	129	€ (7)
Orange Concessions
Disclosure of transactions between related parties [line items]
Trade And Other Receivables Due From Related Parties	209	372
Revenue	705	124
Swiatlowod Inwestycje
Disclosure of transactions between related parties [line items]
Customer contract liabilities	€ 146	€ 151